Other Non-Current Assets - Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Equity securities	$ 23	$ 19
Long-term state receivables	358	391
Deposits and other non-current assets	56	42
Total	$ 437	$ 452